Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Aug. 31, 2013	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from related party debt			$ 2,000,000		$ 275,000		$ 2,000,000
Lease term	39 months			31 months
Lease expiration date	May 31, 2019	Feb. 29, 2016		Feb. 29, 2016
Successor [Member]
Proceeds from related party debt						$ 339,322	$ 10,700,000
Rent expense								$ 37,900
Predecessor [Member]
Proceeds from related party debt										$ 120,000
Rent expense					$ 8,250					$ 32,800
Next 12 Months [Member]
Operating rent payment									$ 2,795
Two Years [Member]
Operating rent payment									2,879
Three Years [Member]
Operating rent payment									2,965
Thereafter [Member]
Operating rent payment									$ 3,054